Investments - Schedule of Convertible Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investment [Line Items]
Unrealized loss on investment	$ 170	$ (6,703)
NYX Gaming Group
Disclosure Of Investment [Line Items]
Opening balance	7,556	12,260
Realized gain on investment	253	1,035
Unrealized loss on investment		(909)
Converted to equity		(5,310)
Redemption of debenture	(8,365)
Translation	$ 556	480
Ending balance		$ 7,556